UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6540

Name of Fund: BlackRock MuniYield Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                            Face
State                     Amount    Municipal Bonds                                                                     Value
-------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%           $ 5,000    Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%
                                    due 1/01/2025                                                                      $  5,070
-------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%              3,694    Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth
                                    Series, 6% due 7/01/2018 (g)                                                          4,303
-------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%            21,355    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%
                                    due 7/01/2036 (c)                                                                    22,307
-------------------------------------------------------------------------------------------------------------------------------
California - 28.1%        10,000    Alameda Corridor Transportation Authority, California, Capital Appreciation
                                    Revenue Refunding Bonds, Subordinate Lien, Series A, 5.40% due 10/01/2012 (a)(j)      8,121
                           5,000    Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                                    (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (b)                     5,266
                          10,000    California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                                    Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)(i)                         11,128
                           5,500    California State Public Works Board, Lease Revenue Bonds (Department of
                                    Corrections), Series C, 5.25% due 6/01/2028                                           5,810
                           3,755    California State Public Works Board, Lease Revenue Bonds (Department of General
                                    Services), Series D, 5.25% due 6/01/2028                                              3,966
                           5,250    California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                    Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                     5,499
                          12,000    California State, Various Purpose, GO, 5.25% due 11/01/2029                          12,748
                          32,000    California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (d)               33,540
                           7,740    California Statewide Communities Development Authority, Health Facility Revenue
                                    Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                         8,538
                           6,600    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                    (Kaiser Permanente), Series A, 5% due 4/01/2031                                       6,839
                           4,205    California Statewide Communities Development Authority, Water Revenue Bonds
                                    (Pooled Financing Program), Series C, 5.25% due 10/01/2034 (g)                        4,467
                           5,800    Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                                    5.50% due 8/01/2028 (b)                                                               6,355
                          13,155    Huntington Beach, California, Union High School District, GO (Election of 2004),
                                    5% due 8/01/2029 (g)                                                                 13,835

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT              Alternative Minimum Tax (subject to)
COP              Certificates of Participation
DATES            Daily Adjustable Tax-Exempt Securities
EDA              Economic Development Authority
GO               General Obligation Bonds
HDA              Housing Development Authority
HFA              Housing Finance Agency
IDA              Industrial Development Authority
IDR              Industrial Development Revenue Bonds
PILOT            Payment in Lieu of Taxes
PCR              Pollution Control Revenue Bonds
S/F              Single-Family
VRDN             Variable Rate Demand Notes

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,000    Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20%
                                 due 5/15/2027 (b)                                                                       $    1,053
                       22,750    Los Angeles, California, Unified School District, GO, Series A, 5%
                                 due 7/01/2013 (b)(f)                                                                        24,385
                       12,775    Los Angeles, California, Water and Power Revenue Bonds (Power System), Series B,
                                 5% due 7/01/2035 (g)                                                                        13,344
                       35,200    Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                 Sub-Series A-1, 5% due 7/01/2035 (g)                                                        37,127
                        7,500    Modesto, California, Irrigation District, COP, Refunding and Capital Improvements,
                                 Series A, 5% due 10/01/2036 (a)                                                              7,917
                       10,365    Pasadena, California, Area Community College District, GO (Election of 2002),
                                 Series B, 5% due 8/01/2031 (a)                                                              10,992
                          145    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)            153
                       10,000    Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                 Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                                       10,413
                        3,000    Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds (Jurupa Valley Project and Interstate 215 Corridor Project), 5%
                                 due 10/01/2023 (b)                                                                           3,189
                       10,000    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds,
                                 5% due 7/01/2036 (g)                                                                        10,492
                        8,170    San Francisco, California, Community College District, GO (Election of 2001),
                                 Series C, 5% due 6/15/2029 (g)                                                               8,678
                       10,760    San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic
                                 Center Project), Series A, 5% due 6/01/2037 (a)                                             11,342
                        8,310    Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.25% due 9/01/2034 (c)                                                   8,866
                       12,000    West Valley Mission Community College District, California, GO (Election of 2004),
                                 Series A, 5% due 8/01/2030 (g)                                                              12,707
-----------------------------------------------------------------------------------------------------------------------------------
District of            25,000    District of Columbia, Ballpark Revenue Bonds, Series B-1, 5% due 2/01/2031 (c)              26,276
Columbia - 3.6%        10,000    District of Columbia, Ballpark Revenue Bonds, Series B-1, 5% due 2/01/2035 (c)              10,487
                        8,500    Washington, D.C., Convention Center Authority, Dedicated Tax Revenue Refunding Bonds,
                                 Senior Lien, Series A, 5% due 10/01/2026 (a)                                                 8,980
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.8%         10,000    Florida State Board of Education, Public Education, Capital Outlay, GO, Series A,
                                 4.50% due 6/01/2036 (g)                                                                      9,887
                        4,715    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    4,981
                        8,700    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                             9,056
                        1,000    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.375% due 10/01/2027 (c)                                                     1,053
                        2,875    Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                 (Pooled Hospital Loan Program), DATES, VRDN, 3.68% due 12/01/2015 (a)(h)                     2,875
                       10,900    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN, 3.72%
                                 due 7/01/2016 (a)(h)                                                                        10,900
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.0%         26,500    Atlanta, Georgia, Airport General Revenue Refunding Bonds, AMT, Series A, 5.125%
                                 due 1/01/2030 (g)                                                                           27,617
                       12,500    Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                 due 1/01/2033 (g)                                                                           13,337
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%         $ 2,000    Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                    $    2,142
                        3,000    Hawaii State Harbor System Revenue Bonds, AMT, Series A, 5% due 1/01/2031 (g)                3,116
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.5%        15,400    Chicago, Illinois, GO, Series C, 5% due 1/01/2035 (b)                                       16,029
                        1,500    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third Lien,
                                 AMT, Series C-2, 5.25% due 1/01/2034 (e)                                                     1,570
                        5,000    Illinois State, GO, 5% due 4/01/2028 (a)                                                     5,263
                        6,035    McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                 GO, Refunding, 6.375% due 12/01/2016 (g)                                                     6,706
                        4,800    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                 due 6/15/2023 (b)                                                                            5,234
                        1,000    Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                 due 6/01/2020 (c)                                                                            1,361
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.3%          2,250    Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess
                                 Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)                                2,401
                        3,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2026 (c)                                                                            3,228
                       14,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2028 (c)                                                                           14,983
                       20,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (c)                                                                           21,404
                        2,705    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Bonds (Waterworks
                                 Project), Series A, 5.125% due 7/01/2027 (b)                                                 2,828
                        2,000    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (b)             2,127
                        6,525    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (b)             6,935
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.4%           4,100    Sedgwick County, Kansas, Unified School District Number 261, GO, Refunding, 5%
                                 due 11/01/2032 (g)                                                                           4,363
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.6%        3,750    Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                 due 7/01/2030 (a)                                                                            4,454
                        6,615    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                 6,939
                        4,500    Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2025 (e)             4,749
                        3,545    New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (b)                      3,665
                        6,690    New Orleans, Louisiana, GO, Refunding, 5% due 12/01/2029 (b)                                 6,991
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.4%    2,500    Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B,
                                 5.40% due 12/01/2028 (b)                                                                     2,564
                       12,805    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A, 5.15%
                                 due 7/01/2026 (g)                                                                           13,028
                        7,550    Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (b)             7,886
                       10,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.75%
                                 due 1/01/2014 (c)(f)                                                                        11,144
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.8%        28,600    Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B,
                                 5% due 7/01/2036 (c)                                                                        30,068
                        4,150    Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B, 3.68%
                                 due 7/01/2033 (g)(h)                                                                         4,150

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 4,325    Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-Q, 5% due 3/01/2031 (a)                                                     $    4,461
                       20,000    Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5% due 12/01/2029 (b)                                                 20,780
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 3.3%         7,930    Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                 (Latan 2 Project), Series A, 5% due 1/01/2027 (a)                                            8,397
                        8,325    Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                 (Latan 2 Project), Series A, 5% due 1/01/2028 (a)                                            8,816
                          145    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                 (Homeownership Loan Program), AMT, Series C-1, 7.15% due 3/01/2032 (k)                         155
                        5,000    Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds
                                 (Homeownership Loan Program), AMT, Series D-1, 5% due 9/01/2037 (k)(l)                       5,102
                       10,435    Saint Louis, Missouri, Airport Revenue Refunding Bonds (Lambert International
                                 Airport), Series A, 5% due 7/01/2025 (g)                                                    11,070
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 4.5%         1,300    Lancaster County, Nebraska, Hospital Authority Number 1, Hospital Revenue Bonds
                                 (BryanLGH Medical Center Project), VRDN, 3.73% due 6/01/2018 (a)(h)                          1,300
                       15,435    Nebraska Public Power District Revenue Bonds, Series A, 5% due 1/01/2035 (a)                16,123
                        6,780    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                                 Tier, Series A, 5.125% due 4/01/2032 (a)                                                     7,068
                       10,000    Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center
                                 Unit 2), Series A, 5% due 1/01/2032 (a)                                                     10,560
                       10,000    Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center
                                 Unit 2), Series A, 5% due 1/01/2037 (a)                                                     10,543
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 5.9%          25,000    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (c)                                                                           26,052
                        6,000    Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare West),
                                 Series A, 5.625% due 7/01/2024
                                                                                                                              6,445
                        1,165    Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)                     1,249
                       26,250    Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, 4.50%
                                 due 7/01/2030 (g)                                                                           26,174
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.0%   10,000    New Hampshire State Business Finance Authority, PCR, Refunding (Public Service
                                 Company Project), AMT, Series B, 4.75% due 5/01/2021 (b)                                    10,159
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.3%      16,000    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                                           19,435
                        3,060    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             3,288
                        2,610    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             2,747
                       14,135    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                            15,098
                       20,000    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 4.96% due 12/15/2035 (a)(j)                                                 5,487
                       20,000    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.03% due 12/15/2036 (a)(j)                                                 5,247

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,880    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects), 5.50%
                                 due 1/01/2014 (b)(f)                                                                    $    3,133
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.2%       1,605    New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds
                                 (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025                      1,609
                          445    New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                                 6.95% due 9/01/2031 (k)                                                                        451
-----------------------------------------------------------------------------------------------------------------------------------
New York - 17.1%       10,250    Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5.10%
                                 due 9/01/2029                                                                               10,785
                       12,500    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(i)                                      12,815
                       26,540    New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%
                                 due 3/01/2036 (b)                                                                           28,071
                       30,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)                             31,470
                        1,880    New York City, New York, GO, Series B, 5.875% due 8/01/2016 (b)                              2,018
                       10,000    New York City, New York, GO, Series J, 5.25% due 5/15/2024                                  10,659
                        1,000    New York City, New York, GO, Series J, 5.25% due 5/15/2025                                   1,069
                       20,000    New York City, New York, GO, Series M, 5% due 4/01/2030 (m)                                 21,039
                        6,000    New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                             6,403
                        9,000    New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters),
                                 5.25% due 10/01/2035                                                                        10,303
                       11,865    New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Services Facilities Improvement), Series E, 5% due 2/15/2035                                12,375
                        6,645    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series B, 5% due 3/15/2030 (g)                                                               6,998
                       19,500    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One
                                 Hundred Thirty-Seventh Series, 5.125% due 7/15/2030 (g)                                     20,542
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.4%    12,115    Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2034 (c)         12,740
                        6,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due 6/01/2034 (c)           6,386
                        5,000    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                          5,918
-----------------------------------------------------------------------------------------------------------------------------------
South                   5,000    Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
Carolina - 4.1%                  (Securing Assets for Education Project), 5.125% due 12/01/2030                               5,270
                        3,895    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2028 (m)                          4,188
                        3,465    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2029 (m)                          3,726
                        1,160    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2030 (m)                          1,246

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 3,775    Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2030 (d)                                                  $    3,957
                        3,690    Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                 Refunding Bonds, 5% due 12/01/2031 (d)                                                       3,865
                        1,000    South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                                 Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                                              1,037
                       18,030    South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5%
                                 due 10/01/2029 (a)                                                                          18,740
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.7%        1,620    Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A-1-D 3.69% due 6/01/2025 (a)(h)                     1,620
                        3,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A-1G 3.69% due 6/01/2017 (a)(h)                      3,000
                        1,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A-2F 3.69% due 6/01/2021(a)(h)                       1,000
                        2,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A3A, 3.69% due 6/01/2026 (a)(h)                      2,000
                        1,200    Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-1-A, 3.69% due 6/01/2030(a)(h)                     1,200
                        2,175    Sevier County, Tennessee, Public Building Authority , Local Government Public
                                 Improvement Revenue Bonds VI, VRDN, Series D-4, 3.69% due 6/01/2025(a)(h)                    2,175
                        4,255    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-E-1, 3.71% due 6/01/2030 (a)(h)                   4,255
                          500    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-E-5, 3.69% due 6/01/2020 (a)(h)                     500
                          100    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-E-1, 3.69% due 6/01/2020 (a)(h)                     100
                       20,000    Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%
                                 due 9/01/2026                                                                               22,327
                        1,795    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.05%
                                 due 7/01/2012                                                                                1,840
                        2,250    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.15%
                                 due 7/01/2014                                                                                2,290
                        3,110    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.25%
                                 due 7/01/2022 (g)                                                                            3,199
                        2,205    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%
                                 due 1/01/2026 (g)                                                                            2,269
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 9.4%           10,100    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series 2001-2, 3.68% due 8/15/2031 (b)(h)          10,100
                        1,880    Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                 6.35% due 5/01/2025 (b)                                                                      1,890
                        1,000    Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series A,
                                 5% due 11/01/2035 (g)                                                                        1,008

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,665    Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2019 (b)                                                      $    1,785
                        3,500    Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2020 (b)                                                           3,752
                       10,000    Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.25% due 11/15/2030 (b)                                                          10,508
                       27,075    Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.72% due 10/01/2029 (b)(h)            27,075
                        2,320    North Central Texas, Health Facility Development Corporation Revenue Bonds (Methodist
                                 Hospitals-Dallas), VRDN, Series B, 3.72% due 10/01/2015 (b)(h)                               2,320
                       15,000    North Texas Municipal Water District, Texas, Water System Revenue Bonds, 5%
                                 due 9/01/2031 (b)                                                                           15,829
                        5,890    North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A,
                                 5% due 1/01/2035 (g)                                                                         6,148
                        4,825    Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (b)(k)                                                    5,001
                       10,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                     10,698
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.1%            565    Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)              568
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.0%         2,500    Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 2,721
                        7,695    Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 5% due 7/01/2036 (c)            7,959
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 18.5%      2,545    Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2026 (b)                                2,740
                        2,455    Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2027 (b)                                2,630
                        2,850    Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2028 (b)                                3,055
                        3,000    Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2029 (b)                                3,217
                       17,600    Bellevue, Washington, GO, Refunding, 5% due 12/01/2034 (b)                                  18,399
                        3,030    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                          3,203
                        6,595    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series B, 6.35% due 7/01/2026 (b)                6,789
                        6,000    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65% due 7/01/2032 (b)                6,402
                       10,000    King County, Washington, School District Number 401 (Highline), GO, 5.25%
                                 due 12/01/2025 (g)                                                                          10,872
                       20,625    Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
                                 Series B, 5% due 10/01/2032 (c)                                                             21,557
                       10,000    Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75%
                                 due 6/01/2032 (b)                                                                           10,641
                        1,720    Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75%
                                 due 11/01/2009 (b)(f)                                                                        1,825
                        4,945    Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                 due 12/01/2025 (b)                                                                           5,302
                        5,450    Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                 due 12/01/2026 (b)                                                                           5,843

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 5,300    Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5%
                                 due 12/01/2032 (b)                                                                      $    5,492
                        7,250    Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series B, 5.50%
                                 due 12/01/2007 (a)(f)                                                                        7,429
                       20,875    Washington State, GO, Refunding, Series R-A, 5% due 1/01/2026 (a)                           22,183
                       21,365    Washington State, GO, Series C, 5% due 1/01/2029 (c)                                        22,668
                        7,000    Washington State Health Care Facilities Authority Revenue Bonds (Providence Health
                                 System), Series A, 5.25% due 10/01/2021 (b)                                                  7,302
                       12,035    Washington State, Motor Vehicle Fuel Tax, GO, Series B, 5% due 7/01/2031 (g)                12,719
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%    5,925    Harrison County, West Virginia, County Commission for Solid Waste Disposal Revenue
                                 Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)                            5,938
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%        3,395    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (SynergyHealth Inc.), 6% due 11/15/2032                                                      3,672
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $1,402,218) - 142.6%                                      1,456,811
-----------------------------------------------------------------------------------------------------------------------------------
                                 Municipal Bonds Held in Trust (p)
-----------------------------------------------------------------------------------------------------------------------------------
California - 6.5%      12,900    California State, GO, 5.50% due 4/01/2030 (b)                                               14,058
                       14,900    California State, Various Purpose, GO, 5.50% due 11/01/2033 (b)                             16,100
                       10,030    Gavilan, California, Joint Community College District, GO (Election of 2004),
                                 Series A, 5.50% due 8/01/2028 (a)                                                           10,990
                       14,000    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)         14,761
                        9,460    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                 due 11/01/2027 (c)                                                                          10,017
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.1%         10,750    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.375% due 10/01/2025 (c)                                                    11,324
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.1%        16,400    Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                 Bonds, Third Lien, AMT, Series C-2, 5.25% due 1/01/2030 (g)                                 17,173
                       16,680    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.25% due 1/01/2027 (b)                                                         17,477
                       26,230    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2027 (b)                                                            29,187
                       17,200    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (e)                                                            19,161
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.5%       15,000    Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton Rouge
                                 General Medical Center Project), 5.25% due 7/01/2033 (b)                                    15,877
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.4%         8,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (e)            8,577
                        5,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (e)            5,297
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 1.3%          12,675    Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 5.25%
                                 due 7/01/2034 (a)                                                                           13,338
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount    Municipal Bonds Held in Trust (p)                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%     $14,665    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2031 (b)                                                                       $   15,663
                       15,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2033 (b)                                                                           16,021
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.9%         8,680    Oklahoma State Industries Authority Revenue Refunding Bonds (Health System-Obligation
                                 Group), Series A, 5.75% due 8/15/2029 (b)                                                    9,143
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.7%    15,600    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%
                                 due 12/01/2031 (a)                                                                          17,115
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.8%           21,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%
                                 due 11/01/2033 (b)                                                                          22,487
                       15,000    Dallas-Fort Worth, Texas, International Airport, Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.625% due 11/01/2026 (c)                                             15,917
                       30,000    Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                 due 7/01/2030 (g)                                                                           31,413
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 4.2%      20,565    Port Seattle, Washington, Revenue Refunding Bonds, Series B, AMT, 5.20%
                                 due 7/01/2029 (b)                                                                           21,463
                       20,000    Washington State, Various Purpose, GO, Series A, 5.625% due 7/01/2010 (b)(f)                21,178
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $354,370) - 36.6%                              373,737
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       22,600    Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (n)(o)                                   22,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $22,600) - 2.2%                                         22,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $1,779,188*) - 181.4%                                          1,853,148

                                 Liabilities in Excess of Other Assets - (8.3%)                                             (85,258)

                                 Liability for Trust Certificates, Including Interest Expense Payable - (17.2%)            (175,842)

                                 Preferred Stock, at Redemption Value - (55.9%)                                            (570,554)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $1,021,494
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 1,609,430
                                                                    ===========
      Gross unrealized appreciation                                 $    62,567
      Gross unrealized depreciation                                      (1,321)
                                                                    -----------
      Net unrealized appreciation                                   $    61,246
                                                                    ===========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   CIFG Insured.
(e)   XL Capital Insured.
(f)   Prerefunded.
(g)   FSA Insured.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Escrowed to maturity.
(j) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

(k)   FNMA/GNMA Collateralized.
(l)   FHLMC Collateralized.
(m)   Assured Guaranty Insured.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net              Dividend
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
      Tax-Exempt Fund                               22,600                $48
      --------------------------------------------------------------------------

(o)   Represents the current yield as of January 31, 2007.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                        Amount    (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 5.339% and receive a floating rate based on 3 month LIBOR

      Broker JPMorgan Chase
      Expires May 2016                                $ 55,000       $ (214)

      Pay a fixed rate of 5.30% and receive a
      floating rate based on 3 month LIBOR

      Broker, Citibank NA
      Expires April 2017                              $ 10,000            4

      Pay a fixed rate of 5.211% and receive a floating rate based on 3 month LIBOR

      Broker, JPMorgan Chase
      Expires April 2017                              $ 28,000          202

      Pay a fixed rate of 3.842% and receive a floating rate based on 1-week Bond Market
      Association Rate

      Broker, JPMorgan Chase
      Expires May 2017                               $ 250,000         (938)

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

      Forward interest rate swaps outstanding as of January 31, 2007 were as follows (concluded):

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                     Notional      Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 5.323% and receive a floating rate based on 3 month LIBOR

      Broker, JPMorgan Chase
      Expires April 2022                             $ 9,000         $   54
      --------------------------------------------------------------------------
      Total                                                          $ (892)
                                                                     ======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Insured Fund, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Insured Fund, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield Insured Fund, Inc.

Date: March 26, 2007